Leases - Summary of Changes to Lease Liabilities (Details)	12 Months Ended
Mar. 31, 2020 CAD ($)
Lease Liabilities [Abstract]
Beginning balance	$ 1,362,362
Business acquisition (note 4)	522,843
Additions	54,063
Payments	(490,831)
Interest expense	106,337
Effect of movements in exchange rate	36,665
Ending balance	$ 1,591,439